Offerings - Offering: 1	Jan. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance under the 2021 Stock Incentive Plan
Amount Registered | shares	2,208,915
Proposed Maximum Offering Price per Unit	0.398
Maximum Aggregate Offering Price	$ 879,148.17
Fee Rate	0.01381%
Amount of Registration Fee	$ 121.41
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the Securities Act), this Registration Statement covers any additional shares of the Registrants Common Stock that become issuable under the 2021 Stock Incentive Plan (the 2021 Plan) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrants outstanding shares of Common Stock. Represents 2,208,915 additional shares of Common Stock reserved for future issuance under the 2021 Plan, which represents the number of additional shares that have become reserved for future issuance under the 2021 Plan pursuant to an annual evergreen increase provision contained in the 2021 Plan. Pursuant to such provision, the number of shares reserved for issuance under the 2021 Plan will automatically increase on January 1 of each year for a period of up to ten years, beginning on January 1, 2022 and continuing through January 1, 2031, by the lesser of (i) 3.5% of the total number of shares of our Common Stock outstanding on December 31 of the immediately preceding year, or (ii) such smaller number of shares of our Common Stock as is determined by our Board of Directors. Estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $0.3980 per share, which is the average of the high and low prices of the Registrants Common Stock on January 22, 2026, as reported on the Nasdaq Capital Market.